AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 3, 2024

Securities Act File No. 333-249652

Investment Company Act File No. 811-23611

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

|X| REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No. __

[X]	Post-Effective Amendment No. 22

and/or

|X| REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]	Amendment No. 23

JAMES ALPHA FUNDS TRUST

(a Delaware statutory trust)

(Exact Name of Registrant as Specified in Charter)

515 Madison Avenue
New York, New York 10022

(Address of Principal Executive Office)

(646) 201-4042

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copy to:

Matthew DiClemente, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600,

Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	On July 12, 2024 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on [date] pursuant to paragraph (a)
75 days after filing pursuant to paragraph (a)(2)
on [date] pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement filed on January 22, 2024, Accession Number 0001580642-24-000325, relating to Class A, Investor Class and Class I shares of the Easterly RocMuni High Income Municipal Bond Fund and Investor Class and Class I shares of the Easterly RocMuni Short Term Municipal Bond Fund. Parts A and B of the Registrant’s Post-Effective Amendment No. 16 under the Securities Act of 1933, as amended (“1933 Act”), and Amendment No. 17 under the Investment Company Act of 1940, as amended (“1940 Act”), filed on January 22, 2024, are incorporated by reference herein. Part C of the Registrant’s Post-Effective Amendment No. 21 under the 1933 Act and Amendment No. 22 under the 1940 Act, filed on June 28, 2024, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Cambridge, and State of Massachusetts, on the 3rd day of July, 2024.

JAMES ALPHA FUNDS TRUST

By: /s/ Darrell Crate*

Name: Darrell Crate

Title: President and Chairperson

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Darrell Crate* Darrell Crate	President, Trustee and Chairperson of the Board (principal executive officer)	July 3, 2024
/s/ Michael J. Montague* Michael J. Montague	Treasurer (principal financial officer)	July 3, 2024
/s/ Neil Medugno* Neil Medugno	Trustee	July 3, 2024
/s/ A. Clayton Spencer* A. Clayton Spencer	Trustee	July 3, 2024

* By:

/s/ Timothy Burdick

Timothy Burdick, Attorney-in-Fact

Pursuant to Power of Attorney